Investments in associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018
Disclosure of associates [line items]
Undistributed retained earnings	$ 62			$ 60
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest within the next 10 years	29.00%
Period of option to sell back equity interest after ten years	6 months
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 1,081
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Undistributed retained earnings	$ 62	$ 63	$ 62